FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value of Financial Instruments
Summary of assets and liabilities measured and recorded at fair value on Balance Sheet on a recurring basis

The following table presents assets and liabilities measured and recorded at fair value on our balance sheets on a recurring basis (in thousands):

	September 30, 2012			September 30, 2011			September 30, 2010			September 30, 2009
	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total

Assets
Cash equivalents	$171,300	$—	$171,300	$266,842	$—	$266,842	$129,756	$—	$129,756	$178,893	$—	$178,893
Short-term investments—U.S. government agency securities	—	—	—	—	—	—	—	36,000	36,000	—	8,127	8,127
Short-term investments—tax exempt bonds	—	—	—	—	25,829	25,829	—	48,081	48,081	—	—	—
Current derivative assets	—	3,779	3,779	—	7,466	7,466	—	11,428	11,428	—	18,106	18,106
Non-current derivative assets	—	3,713	3,713	—	—	—	—	—	—	—	—	—

Total assets measured at fair value	171,300	7,492	178,792	266,842	33,295	300,137	129,756	95,509	225,265	178,893	26,233	205,126

Liabilities
Current derivative liabilities	—	6,839	6,839	—	7,522	7,522	—	3,193	3,193	—	17,933	17,933
Non-current derivative liabilities	—	6,498	6,498	—	6,164	6,164	—	4,748	4,748	—	—	—

Total liabilities measured at fair value	$—	$13,337	$13,337	$—	$13,686	$13,686	$—	$7,941	$7,941	$—	$17,933	$17,933

Schedule of estimated fair value and carrying value of long-term debt

The following table presents the estimated fair value and carrying value of our long-term debt (in millions):

	September 30,
	2012	2011	2010	2009

Fair value	$12.5	$17.5	$21.6	$25.1
Carrying value	11.5	15.9	20.5	25.1